SUBSEQUENT EVENTS	81 Months Ended	90 Months Ended
	Jan. 31, 2011	Oct. 31, 2011
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

Consulting Agreement

On February 1, 2011, the Company entered into an independent contractor consulting agreement with James Davidson pursuant to which the Company agreed to pay to Mr. Davidson $5,000 per month for 12 months beginning February 1, 2011 for his services rendered to the Company as the Chief Executive Officer.

NOTE 11 – SUBSEQUENT EVENTS

The Company evaluates subsequent events through the date when financial statements are filed with the SEC.

Effective November 4, 2011, the Company has entered into a geophysical survey agreement with MPX Geophysics Ltd. (“MPX”), pursuant to which MPX will perform aerial surveys over the AuroTellurio Property by the end of the year or in yearly 2012 for an estimated amount of $69,260.